Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Liberty Property Trust shareholders' equity
Common shares, par value	$ 0.001	$ 0.001
Common shares, shares authorized	183,987,000	183,987,000
Common shares, shares issued	115,530,608	113,875,211
Common shares, shares outstanding	115,530,608	113,875,211
Treasury stock, shares	1,249,909	1,249,909
Noncontrolling interest - operating partnership
Noncontrolling interest - operating partnership, common units outstanding	3,928,733	4,011,354
Noncontrolling interest - operating partnership, preferred units outstanding	9,740,000	9,740,000
LIBERTY PROPERTY LIMITED PARTNERSHIP
Liberty Property Trust shareholders' equity
Common shares, shares outstanding	115,530,608	113,875,211
Noncontrolling interest - operating partnership
Noncontrolling interest - operating partnership, preferred units outstanding	9,740,000	9,740,000
Limited partners' equity
Limited partners' equity - common units outstanding	3,928,733	4,011,354